RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationship with the Group

	Relationship with the	Major transaction with the
Company name	Group	Group
Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Subsidiary of Consolidated VIE of CreditEase	Collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin”)	Subsidiary of CreditEase	System support services, sales of goods and related party loans

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Credit assessment services

Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”)	Consolidated VIE of CreditEase	Credit assessment services

Hengcheng	Consolidated VIE of CreditEase (from January 2021)	Post-loan management services, technical support services and acquisition and referral services

China Rise Insurance Broker Limited (“Huajin”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Goodhope Entry-Exit Consulting Services (Beijing) Company Limited. (“Goodhope”)	Consolidated VIE of CreditEase	Sales of goods

Creditease Puze (Beijing) Fund Sales Co., Ltd. (“Creditease Puze”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Qiyun Technology Development (Beijing) Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase E-Share Technology (Beijing) Limited (“Qixiang”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Beijing Yixin Public Welfare Foundation	Non-Governmental Organizations	Donation

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Ruicheng Family Information Consulting (Beijing) Co., Ltd.(“Ruicheng”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Schedule of cost and expense incurred for services provided by CreditEase, its subsidiaries and affiliates

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
System support services	100,635	72,035	280,141
Credit assessment services	110,566	118,395	163,589
Collection services	22,735	29,188	110,383
Customers acquisition and referral services	216,958	175,471	9,935
Others services	91	1,824	1,003
Total costs and expenses	450,985	396,913	565,051

Schedule of revenue derived from services provided by CreditEase, its subsidiaries and affiliates

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Customers acquisition and referral service	409,688	140,782	32,192
Others services	1,322	813	—
Total revenue	411,010	141,595	32,192

Schedule of amount of loans collected from/(issued to) related party

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Pucheng Credit	(200,000)	—	(100,000)
Puxin	—	—	(1,000,000)
Total	(200,000)	—	(1,100,000)

Schedule of amount of loans received from/ (repaid to) related party

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Qichuang	(43,000)	—	—
Hengda Hongyuan (a)	(139,000)	(195,800)	—
Total	(182,000)	(195,800)	—

(a)Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 14.

Schedule of related party balances

(i)Amounts due from related parties

	December 31,	December 31,
	2023	2024
	RMB	RMB
Pucheng Credit (c)	203,353	1,755,644
Puxin (b)	139,071	1,109,759
Zhuoyue (a)	310,354	224,024
Hainan CreditEase (a)	26,073	1,416
Huichuang (a)	76,118	2
Others	65,212	297,107
Total	820,181	3,387,952

(ii)Amounts due to related parties

	December 31,	December 31,
	2023	2024
	RMB	RMB
Puxin(e)	—	98,071
Pucheng Credit (d)	9,084	31,172
Zhicheng A’Fu (d)	3,786	—
Others	1,544	386
Total	14,414	129,629

(a)Amounts relate to the referral services provided to the related parties.

(b)Amounts relate to the prepayment of system support services and loans provided to the related party. Interest income for the years ended December 31, 2022, 2023 and 2024 were nil, nil and RMB8,316, respectively.

(c)Amounts relate to the loans provided to the related party and prepayment of investment. Interest income for the years ended December 31, 2022, 2023 and 2024 were RMB3,774, RMB6,937 and RMB9,067, respectively.

(d)Amounts relate to the provision of credit assessment, collection services provided by the related parties.

(e)Amounts relate to the provision of AI technology services and system development fees.